Notes to the consolidated statements of income - Deferred income tax assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	€ 1,478,039	€ 1,569,895
Total deferred tax liabilities	1,944,372	2,193,691
Net deferred tax liabilities	(466,333)	(623,796)
Trade accounts receivable
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	31,430	23,448
Total deferred tax liabilities	20,526	27,311
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	70,663	62,663
Total deferred tax liabilities	3,983	5,875
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	7,198	6,875
Total deferred tax liabilities	867,453	886,696
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	74,318	86,182
Total deferred tax liabilities	215,124	267,064
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	776,120	894,451
Right-of-use assets
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax liabilities	683,738	793,855
Provisions and other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	261,218	212,167
Total deferred tax liabilities	8,267	6,533
Pension liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	113,819	93,431
Total deferred tax liabilities	119	65
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	99,060	113,713
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	1,273	1,893
Total deferred tax liabilities	4,547	4,204
Compensation expense related to stock options
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets		1,190
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits
Total deferred tax assets	42,940	73,882
Total deferred tax liabilities	€ 140,615	€ 202,088